Income Tax	12 Months Ended
Dec. 31, 2011
Income Tax [Abstract]
Income Tax

NOTE 14 - INCOME TAX

The provisions for income taxes at December 31 consist of:

	2011	2010	2009
Currently payable:
Federal	$553,812	$278,927	$246,711
State	127,605	92,838	80,837
Deferred:
Federal	(321,387)	150,577	(37,922)
State	(28,414)	(25,546)	6,111

Income tax expense	$331,616	$496,796	$295,737

The following temporary differences gave rise to the deferred tax asset (liability) at December 31:

	2011	2010
Allowance for loan losses	$955,032	$778,690
Deferred loan fees	40,570	52,138
Accrued interest on nonperforming loans	505,681	423,752
Deferred compensation	71,966	79,278
Depreciation	(267,652)	(246,521)
Amortization	58,674	72,756
Goodwill	(186,333)	(149,067)
AMT	552,961	397,563
Deferred state income tax	(65,267)	(55,606)
Other, net	(8,738)	-

Total deferred tax asset - federal	1,674,370	1,352,983
Total deferred tax asset - state	191,962	163,548

	1,866,332	1,516,531
Deferred tax liabilities arising from market adjustments of securities available for sale:
Federal	(1,664,876)	(517,469)
State	(284,992)	(88,580)

Net deferred tax asset (liability)	$(83,536)	$910,482

A reconciliation between the amount of reported income tax expense and the amount computed by applying the statutory federal income tax rate to income before income taxes for the year ended December 31 is as follows:

	2011		2010		2009
	Amount	Percent	Amount	Percent	Amount	Percent
Computed tax at statutory federal rate	$ 947,159	34.0%	$ 964,266	34.0%	$ 884,246	34.0%
Plus state income taxes net of federal tax benefits	68,802	2.5%	80,393	2.8%	55,872	2.2%

	1,015,961	36.5%	1,044,659	36.8%	940,118	36.2%
Increase (decrease) in taxes resulting from:
Tax exempt income	(673,431)	(24.2)%	(577,597)	(20.4)%	(497,619)	(19.1)%
Nondeductible interest expense	25,349	1.0%	35,161	1.2%	38,797	1.5%
Bank-owned life insurance	(35,089)	(1.3)%	(35,584)	(1.3)%	(155,372)	(6.0)%
Other - net	(1,174)	(0.2)%	30,157	1.1%	(30,187)	(2.0)%

Actual tax expense	$331,616	11.8%	$496,796	17.4%	$295,737	10.6%